UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap II
Fund - Class A, Class T,
Class B and Class C

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	30.23%	3.57%	7.71%
Class T (incl. 3.50% sales charge)	32.99%	3.84%	7.96%
Class B (incl. contingent deferred sales charge) B	32.14%	3.67%	7.94%
Class C (incl. contingent deferred sales charge) C	36.14%	4.02%	8.09%

A From August 12, 2004.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mid Cap II Fund - Class A on August 12, 2004, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® MidCap 400 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market experienced one of its most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. As profits improved, investors' appetite for equities returned, despite weak consumer spending and rising unemployment rates. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. Within the S&P 500®, nine of the 10 major market segments registered double-digit increases during the period, led by the economically sensitive information technology, materials and consumer discretionary sectors. The technology-heavy Nasdaq Composite® Index rose 45.32%, the best return among all major U.S. equity indexes. Also during the period, the Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68%.

Comments from Thomas Allen, Portfolio Manager of Fidelity® Advisor Mid Cap II Fund: During the past year, the fund's Class A, Class T, Class B and Class C shares returned 38.17%, 37.82%, 37.14% and 37.14%, respectively (excluding sales charges), compared with 37.38% for the Standard & Poor's® MidCap 400 Index. Versus the mid-cap benchmark, an underweighting and solid stock picking in financials helped the most. Overweightings in pockets of health care and consumer discretionary also added value, although poor stock selection partially offset those benefits in the latter case. My picks in health care and industrials, as well as an underweighting in utilities, further contributed. Additionally, our foreign holdings and a weak dollar helped significantly. Video entertainment provider Netflix enjoyed rapid growth in its online movie business and was the top contributor relative to the index. Other key contributors were teen clothing retailer Aeropostale - which I sold - and health care software/services provider Cerner. Conversely, our cash position hurt in a rising market. An overweighting and weak picks in consumer staples further detracted, as did stock selection in energy and materials. Unrewarding trading and lowered financial guidance hurt our holdings in French video-game software publisher Ubisoft Entertainment. Other notable detractors were discount retailer Wal-Mart Stores and toy maker Hasbro. All the detractors I've mentioned were out-of-index holdings.

Comments from Thomas Allen, Portfolio Manager of Fidelity® Advisor Mid Cap II Fund: During the past year, the fund's Institutional Class shares returned 38.55%, compared with 37.38% for the Standard & Poor's® MidCap 400 Index. Versus the mid-cap benchmark, an underweighting and solid stock picking in financials helped the most. Overweightings in pockets of health care and consumer discretionary also added value, although poor stock selection partially offset those benefits in the latter case. My picks in health care and industrials, as well as an underweighting in utilities, further contributed. Additionally, our foreign holdings and a weak dollar helped significantly. Video entertainment provider Netflix enjoyed rapid growth in its online movie business and was the top contributor relative to the index. Other key contributors were teen clothing retailer Aeropostale - which I sold - and health care software/services provider Cerner. Conversely, our cash position hurt in a rising market. An overweighting and weak picks in consumer staples further detracted, as did stock selection in energy and materials. Unrewarding trading and lowered financial guidance hurt our holdings in French video-game software publisher Ubisoft Entertainment. Other notable detractors were discount retailer Wal-Mart Stores and toy maker Hasbro. All the detractors I've mentioned were out-of-index holdings.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	1.16%
Actual		$ 1,000.00	$ 1,209.20	$ 6.46
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.39%
Actual		$ 1,000.00	$ 1,208.50	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 7.07
Class B	1.96%
Actual		$ 1,000.00	$ 1,205.10	$ 10.89
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.96
Class C	1.93%
Actual		$ 1,000.00	$ 1,205.10	$ 10.73
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,211.80	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Netflix, Inc.	3.6	3.3
Cerner Corp.	3.4	3.2
Advance Auto Parts, Inc.	3.2	0.7
eBay, Inc.	3.2	3.0
Shanda Interactive Entertainment Ltd. sponsored ADR	2.7	3.1
Hasbro, Inc.	2.7	2.5
The Walt Disney Co.	2.6	2.4
Longtop Financial Technologies Ltd. ADR	2.2	1.6
Reinsurance Group of America, Inc.	2.2	2.0
PMC-Sierra, Inc.	1.6	0.8
	27.4
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.4	18.3
Information Technology	19.1	18.7
Health Care	16.0	18.4
Financials	9.0	9.0
Industrials	6.4	5.5
Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Stocks 88.7%		Stocks 91.8%
	Short-Term Investments and Net Other Assets 11.3%		Short-Term Investments and Net Other Assets 8.2%
* Foreign investments	25.3%	** Foreign investments	25.9%

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
CONSUMER DISCRETIONARY - 19.4%
Auto Components - 0.9%
Amerigon, Inc. (a)	83,098	$ 659,798
Autoliv, Inc.	30	1,301
Fuel Systems Solutions, Inc. (a)(c)	396,355	16,345,680
Gentex Corp.	20,533	366,514
Minth Group Ltd.	38,000	55,781
New Focus Auto Tech Holdings Ltd. (a)	939,910	214,280
		17,643,354
Automobiles - 0.3%
Geely Automobile Holdings Ltd.	12,445,000	6,792,117
Diversified Consumer Services - 0.6%
Bridgepoint Education, Inc. (c)	802,100	12,047,542
China Distance Education Holdings Ltd. ADR (a)	89,600	572,544
MegaStudy Co. Ltd.	1,778	364,421
		12,984,507
Hotels, Restaurants & Leisure - 1.3%
Interval Leisure Group, Inc. (a)	34,203	426,511
Jollibee Food Corp.	200	237
Kappa Create Co. Ltd.	165,350	3,595,466
Little Sheep Group Ltd.	1,776,000	983,281
McDonald's Corp.	57,500	3,590,300
Minor International PCL (For. Reg.)	464,420	156,889
Papa John's International, Inc. (a)	23,686	553,305
Shangri-La Asia Ltd.	228,000	427,160
Sonic Corp. (a)	188,528	1,898,477
Starbucks Corp. (a)	158,000	3,643,480
Starwood Hotels & Resorts Worldwide, Inc.	282,342	10,325,247
TAJ GVK Hotels & Resorts Ltd.	58,333	184,891
		25,785,244
Household Durables - 0.8%
Tupperware Brands Corp.	343,458	15,994,839
Internet & Catalog Retail - 3.6%
Netflix, Inc. (a)(c)	1,323,610	72,983,853
Leisure Equipment & Products - 2.7%
Hasbro, Inc.	1,687,839	54,112,118
Media - 2.8%
Cinemax India Ltd.	63,270	84,592
Den Networks Ltd.	866,431	3,669,403
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Entertainment Network (India) Ltd. (a)	23,177	$ 101,171
The Walt Disney Co.	1,648,563	53,166,157
		57,021,323
Multiline Retail - 0.0%
Golden Eagle Retail Group Ltd. (H Shares)	74,000	150,096
Specialty Retail - 6.0%
Advance Auto Parts, Inc.	1,621,306	65,630,467
Hot Topic, Inc. (a)	741,692	4,717,161
Inditex SA	213	13,231
Ross Stores, Inc.	460,454	19,665,990
Sally Beauty Holdings, Inc. (a)	2,573,796	19,689,539
SAZABY, Inc.	131,700	1,556,526
TJX Companies, Inc.	281,864	10,302,129
Tsutsumi Jewelry Co. Ltd.	21,000	423,519
		121,998,562
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co. (c)	46,412	1,811,924
Daphne International Holdings Ltd.	2,134,000	1,713,715
Shenzhou International Group Holdings Ltd.	2,646,000	3,445,597
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	55,224	1,505,958
		8,477,194
TOTAL CONSUMER DISCRETIONARY		393,943,207
CONSUMER STAPLES - 6.2%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	357,031	16,123,520
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	295,042	9,650,824
Daikokutenbussan Co. Ltd.	16,300	449,091
Heng Tai Consumables Group Ltd.	25,706,730	2,587,080
Kroger Co.	1,008,466	20,703,807
REI Six Ten Retail Ltd.	395	928
Sugi Holdings Co. Ltd.	150,200	3,301,557
Wal-Mart Stores, Inc.	562,100	30,044,245
		66,737,532
Food Products - 2.0%
Britannia Industries Ltd.	10,968	397,126
Campbell Soup Co.	100,014	3,380,473
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.	281,460	$ 6,487,653
REI Agro Ltd.	1,060	1,108
Toyo Suisan Kaisha Ltd.	737,000	17,003,907
Want Want China Holdings Ltd.	19,157,000	13,377,467
		40,647,734
Personal Products - 0.1%
Concern Kalina OJSC sponsored ADR	30,300	482,177
Hengan International Group Co. Ltd.	198,000	1,465,984
		1,948,161
TOTAL CONSUMER STAPLES		125,456,947
ENERGY - 5.4%
Energy Equipment & Services - 5.4%
BJ Services Co.	422,892	7,865,791
Dresser-Rand Group, Inc. (a)	650,800	20,571,788
Ensco International Ltd. ADR	552,901	22,082,866
Helix Energy Solutions Group, Inc. (a)	280,134	3,291,575
Helmerich & Payne, Inc.	120,950	4,823,486
Nabors Industries Ltd. (a)	1,340,467	29,342,823
Newpark Resources, Inc. (a)	1,364,335	5,771,137
Noble Corp.	37,500	1,526,250
Parker Drilling Co. (a)	1,848,861	9,151,862
Patterson-UTI Energy, Inc.	287,363	4,411,022
		108,838,600
Oil, Gas & Consumable Fuels - 0.0%
Plains Exploration & Production Co. (a)	35,200	973,632
TOTAL ENERGY		109,812,232
FINANCIALS - 9.0%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	163,191	6,335,075
Janus Capital Group, Inc.	764,951	10,288,591
Marusan Securities Co. Ltd.	787,800	4,304,742
W.P. Carey & Co. LLC	92,873	2,567,938
		23,496,346
Commercial Banks - 0.7%
Bank of Baroda	169,433	1,876,322
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
The Jammu & Kashmir Bank Ltd.	101	$ 1,263
Union Bank of India	2,248,477	12,797,569
		14,675,154
Diversified Financial Services - 0.1%
CRISIL Ltd.	24,430	2,339,590
Insurance - 6.0%
Admiral Group PLC	59,816	1,149,426
AFLAC, Inc.	7,400	342,250
Axis Capital Holdings Ltd.	300	8,523
CNinsure, Inc. ADR (c)	51,996	1,044,080
Lincoln National Corp.	105,433	2,623,173
Old Republic International Corp.	3,153,959	31,665,748
Presidential Life Corp.	214,241	1,960,305
Progressive Corp.	533,556	9,598,672
Protective Life Corp.	637,783	10,555,309
Reinsurance Group of America, Inc.	923,832	44,020,595
The Chubb Corp.	399,641	19,654,344
		122,622,425
Real Estate Management & Development - 1.0%
Allgreen Properties Ltd.	327,000	286,250
Cyrela Commercial Properties SA Empreendimentos e Participações	220	1,550
Goldcrest Co. Ltd.	147,400	4,129,523
Iguatemi Empresa de Shopping Centers SA	423,900	7,904,045
Indiabulls Real Estate Ltd. (a)	778,059	3,817,368
Kenedix, Inc. (a)	4,378	1,417,315
New World China Land Ltd.	4,265,400	1,611,983
Songbird Estates PLC Class B (a)	1,408	3,641
SPG Land (Holdings) Ltd.	283,000	169,140
		19,340,815
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	39	2,249
TOTAL FINANCIALS		182,476,579
HEALTH CARE - 16.0%
Biotechnology - 0.9%
3SBio, Inc. sponsored ADR (a)	152,999	2,094,556
Abcam PLC	111,300	1,722,327
AMAG Pharmaceuticals, Inc. (a)(c)	355,700	13,527,271
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dendreon Corp. (a)	100	$ 2,628
ImmunoGen, Inc. (a)	70,494	554,083
Sangamo Biosciences, Inc. (a)	53,268	315,347
		18,216,212
Health Care Equipment & Supplies - 3.8%
CareFusion Corp. (a)	3,800	95,038
Edwards Lifesciences Corp. (a)	224,659	19,511,634
Electro-Optical Sciences, Inc. (a)(c)	186,969	1,936,999
Kinetic Concepts, Inc. (a)	746,264	28,096,840
Masimo Corp. (a)	120,573	3,667,831
Meridian Bioscience, Inc.	36,300	782,265
Mingyuan Medicare Development Co. Ltd. (a)	27,960,000	4,770,453
Nobel Biocare Holding AG (Switzerland)	162,320	5,452,209
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,316,000	4,385,691
Steris Corp.	275,664	7,710,322
ThermoGenesis Corp. (a)	95,720	54,656
Vascular Solutions, Inc. (a)	21,668	181,795
		76,645,733
Health Care Providers & Services - 2.1%
Centene Corp. (a)	434,635	9,201,223
IPC The Hospitalist Co., Inc. (a)	107,868	3,586,611
Laboratory Corp. of America Holdings (a)	186,319	13,944,114
Medial Saude SA (a)	196,000	1,956,627
Message Co. Ltd. (c)	404	824,697
Quest Diagnostics, Inc.	90,504	5,464,632
ResCare, Inc. (a)	483,183	5,411,650
U.S. Physical Therapy, Inc. (a)	77,901	1,318,864
		41,708,418
Health Care Technology - 5.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,506,213	30,470,689
athenahealth, Inc. (a)	223,117	10,093,813
Cerner Corp. (a)(c)	833,754	68,734,680
Eclipsys Corp. (a)	580,525	10,751,323
Quality Systems, Inc.	9,738	611,449
		120,661,954
Life Sciences Tools & Services - 1.7%
Albany Molecular Research, Inc. (a)	100	908
Bio-Rad Laboratories, Inc. Class A (a)	23,112	2,229,384
Harvard Bioscience, Inc. (a)	468,762	1,673,480
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	435,731	$ 9,725,516
Thermo Fisher Scientific, Inc. (a)	459,344	21,906,115
		35,535,403
Pharmaceuticals - 1.6%
Ardea Biosciences, Inc. (a)	62,791	879,074
Aspen Pharmacare Holdings Ltd. (a)	536,200	5,325,819
Cadila Healthcare Ltd.	60,801	852,079
Cipla Ltd.	18,348	132,461
Endo Pharmaceuticals Holdings, Inc. (a)	968,920	19,872,549
Piramal Healthcare Ltd.	670,807	5,391,317
		32,453,299
TOTAL HEALTH CARE		325,221,019
INDUSTRIALS - 6.4%
Building Products - 0.2%
Asahi Glass Co. Ltd.	120,000	1,142,001
Blue Star Ltd.	294,864	2,463,236
		3,605,237
Commercial Services & Supplies - 0.3%
Cintas Corp.	174,326	4,541,192
R.R. Donnelley & Sons Co.	53,328	1,187,615
Taiwan Secom Co.	1,000	1,682
		5,730,489
Construction & Engineering - 1.3%
Fluor Corp.	104,200	4,693,168
Jacobs Engineering Group, Inc. (a)	370,404	13,930,894
MasTec, Inc. (a)	612,312	7,653,900
		26,277,962
Electrical Equipment - 0.9%
Cooper Industries PLC Class A	362,314	15,449,069
Fortune Electric Co. Ltd.	573,562	581,810
PowerSecure International, Inc. (a)	86,339	622,504
Vestas Wind Systems AS (a)	35,600	2,171,045
		18,824,428
Industrial Conglomerates - 0.3%
Max India Ltd. (a)	1,402,637	6,710,958
Machinery - 1.8%
AGCO Corp. (a)	965,997	31,240,343
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Bell Equipment Ltd. (a)	3,076	$ 3,985
EVA Precision Industrial Holdings Ltd.	2,752,000	473,655
K-Tron International, Inc. (a)	16,300	1,772,462
Nippon Thompson Co. Ltd.	335,000	1,666,777
Praj Industries Ltd. (a)	518,905	1,181,820
R. STAHL AG	12,440	288,161
Uzel Makina Sanayi AS (a)	101,200	26,379
		36,653,582
Professional Services - 1.4%
Corporate Executive Board Co.	97,854	2,233,028
Equifax, Inc.	80,500	2,486,645
JobStreet Corp. Bhd	661,900	272,570
Michael Page International PLC	1,826,914	11,187,277
Randstad Holdings NV (a)	244,020	12,192,358
Verisk Analytics, Inc.	34,100	1,032,548
		29,404,426
Road & Rail - 0.2%
CSX Corp.	77,866	3,775,722
TOTAL INDUSTRIALS		130,982,804
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.3%
Comtech Telecommunications Corp. (a)	131,705	4,616,260
Juniper Networks, Inc. (a)	798,824	21,304,636
MIC Electronics Ltd.	470,196	458,444
ZTE Corp. (H Shares)	62,920	386,830
		26,766,170
Computers & Peripherals - 1.6%
ASUSTeK Computer, Inc.	576,314	1,113,354
Gemalto NV (a)	714,454	31,196,866
Lenovo Group Ltd. ADR	2,700	33,345
		32,343,565
Electronic Equipment & Components - 0.9%
Digital China Holdings Ltd. (H Shares)	5,802,000	7,723,726
HLS Systems International Ltd. (a)	39,500	474,395
Ingenico SA	407,768	9,900,927
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Lumax International Corp. Ltd.	122,210	$ 236,092
Trimble Navigation Ltd. (a)	200	5,040
		18,340,180
Internet Software & Services - 4.3%
Constant Contact, Inc. (a)(c)	138,399	2,214,384
eBay, Inc. (a)	2,777,608	65,384,892
F@N Communications, Inc. (c)	76	99,238
INFO Edge India Ltd.	8,570	163,617
Internet Brands, Inc. Class A (a)	354	2,772
LoopNet, Inc. (a)	190	1,889
NHN Corp. (a)	15,943	2,625,094
Rediff.com India Ltd. sponsored ADR (a)	200	502
ValueClick, Inc. (a)	309,038	3,127,465
VeriSign, Inc. (a)	194,203	4,707,481
WebMD Health Corp. (a)(c)	214,160	8,243,018
		86,570,352
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	497,818	29,714,756
Datacash Group PLC	46,800	158,079
SAIC, Inc. (a)	252,037	4,773,581
		34,646,416
Semiconductors & Semiconductor Equipment - 2.9%
Aixtron AG	69,740	2,346,317
Cree, Inc. (a)	250	14,093
Kontron AG	708,979	8,089,628
PMC-Sierra, Inc. (a)	3,693,924	31,989,382
Richtek Technology Corp.	370,070	3,782,835
Siliconware Precision Industries Co. Ltd. sponsored ADR (c)	1,545,700	10,835,357
Veeco Instruments, Inc. (a)	49,571	1,637,826
		58,695,438
Software - 6.4%
DemandTec, Inc. (a)	19,569	171,620
Epicor Software Corp. (a)	195,015	1,486,014
Kingdee International Software Group Co. Ltd.	12,704,000	2,828,928
Longtop Financial Technologies Ltd. ADR (a)	1,224,800	45,342,096
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	1,041,545	54,795,682
Solera Holdings, Inc.	160,670	5,785,727
Ubisoft Entertainment SA (a)(c)	1,319,030	18,732,822
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
VanceInfo Technologies, Inc. ADR (a)	94,200	$ 1,809,582
Yedang Online Corp. (a)	52,957	333,798
		131,286,269
TOTAL INFORMATION TECHNOLOGY		388,648,390
MATERIALS - 5.6%
Chemicals - 0.9%
Asian Paints India Ltd.	133	5,150
FMC Corp.	118,473	6,606,054
Sensient Technologies Corp.	436,274	11,474,006
		18,085,210
Containers & Packaging - 0.2%
Ball Corp.	73,981	3,824,818
Metals & Mining - 4.5%
Africa Cellular Towers Ltd. (a)	800	68
Agnico-Eagle Mines Ltd. (Canada)	72,900	3,949,429
Barrick Gold Corp.	121,300	4,786,654
Centerra Gold, Inc. (a)(c)	119,700	1,230,438
Eldorado Gold Corp. (a)	1,972,300	28,008,105
Franco-Nevada Corp.	11,000	294,199
IAMGOLD Corp.	976,700	15,347,944
Kinross Gold Corp.	249,400	4,597,990
Lihir Gold Ltd.	1,007,644	2,968,781
Minefinders Corp. Ltd. (a)(c)	361,500	3,746,952
Newcrest Mining Ltd.	713,395	22,639,713
Yamana Gold, Inc.	436,533	4,985,862
		92,556,135
TOTAL MATERIALS		114,466,163
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
LG Dacom Corp.	29,820	466,579
Verizon Communications, Inc.	814,598	26,987,632
		27,454,211
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	235,130	2,586,430
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.1%
Sempra Energy	35,300	$ 1,976,094
TOTAL UTILITIES		4,562,524
TOTAL COMMON STOCKS (Cost $1,462,555,722)		1,803,024,076
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.16% (d)	232,369,446	232,369,446
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	59,550,152	59,550,152
TOTAL MONEY MARKET FUNDS (Cost $291,919,598)		291,919,598
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,754,475,320)		2,094,943,674
NET OTHER ASSETS - (3.0)%		(61,173,626)
NET ASSETS - 100%		$ 2,033,770,048
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 583,870
Fidelity Securities Lending Cash Central Fund	2,264,933
Total	$ 2,848,803
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 393,943,207	$ 374,484,498	$ 19,458,709	$ -
Consumer Staples	125,456,947	87,271,861	38,185,086	-
Energy	109,812,232	109,812,232	-	-
Financials	182,476,579	170,843,876	11,632,703	-
Health Care	325,221,019	315,240,178	9,980,841	-
Industrials	130,982,804	127,673,992	3,282,433	26,379
Information Technology	388,648,390	377,609,668	11,038,722	-
Materials	114,466,163	114,466,163	-	-
Telecommunication Services	27,454,211	26,987,632	-	466,579
Utilities	4,562,524	4,562,524	-	-
Money Market Funds	291,919,598	291,919,598	-	-
Total Investments in Securities:	$ 2,094,943,674	$ 2,000,872,222	$ 93,578,494	$ 492,958
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 43,718
Total Realized Gain (Loss)	(428,587)
Total Unrealized Gain (Loss)	424,838
Cost of Purchases	19,375
Proceeds of Sales	(42,674)
Amortization/Accretion	-
Transfers in/out of Level 3	476,288
Ending Balance	$ 492,958
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (9,878)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.7%
Cayman Islands	4.0%
China	3.4%
Canada	3.3%
Netherlands	2.6%
India	2.0%
Japan	2.0%
United Kingdom	1.7%
France	1.4%
Australia	1.1%
Others (individually less than 1%)	3.8%
100.0%
Income Tax Information

At December 31, 2009, the fund had a capital loss carryforward of approximately $460,958,600 of which $2,736,559, $2,177,080, $250,841,279 and $205,203,682 will expire on December 31, 2014, 2015, 2016 and 2017, respectively. The capital loss carryforward expiring December 31, 2014, 2015 and $17,936,642 of the capital loss carryforward expiring 2016 were acquired from CapitalOne Mid-Cap Equity Fund. Capital loss carryforwards are only available to offset future gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (including securities loaned of $57,930,323) - See accompanying schedule: Unaffiliated issuers (cost $1,462,555,722)	$ 1,803,024,076
Fidelity Central Funds (cost $291,919,598)	291,919,598
Total Investments (cost $1,754,475,320)		$ 2,094,943,674
Receivable for fund shares sold		5,151,481
Dividends receivable		1,581,544
Distributions receivable from Fidelity Central Funds		106,395
Prepaid expenses		8,143
Other receivables		84,064
Total assets		2,101,875,301

Liabilities
Payable for investments purchased	$ 98,085
Payable for fund shares redeemed	5,276,849
Accrued management fee	936,280
Distribution fees payable	577,021
Other affiliated payables	525,296
Other payables and accrued expenses	1,141,570
Collateral on securities loaned, at value	59,550,152
Total liabilities		68,105,253

Net Assets		$ 2,033,770,048
Net Assets consist of:
Paid in capital		$ 2,179,267,527
Undistributed net investment income		439
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(484,889,398)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		339,391,480
Net Assets		$ 2,033,770,048

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($790,594,348 ÷ 55,785,063 shares)	$ 14.17

Maximum offering price per share (100/94.25 of $14.17)	$ 15.03
Class T: Net Asset Value and redemption price per share ($416,952,452 ÷ 29,550,760 shares)	$ 14.11

Maximum offering price per share (100/96.50 of $14.11)	$ 14.62
Class B: Net Asset Value and offering price per share ($73,184,130 ÷ 5,301,262 shares)A	$ 13.81

Class C: Net Asset Value and offering price per share ($217,164,293 ÷ 15,722,143 shares)A	$ 13.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($535,874,825 ÷ 37,460,369 shares)	$ 14.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Dividends		$ 16,300,482
Interest		214,709
Income from Fidelity Central Funds (including $2,264,933 from security lending)		2,848,803
Total income		19,363,994

Expenses
Management fee	$ 9,243,976
Transfer agent fees	5,177,055
Distribution fees	5,705,207
Accounting and security lending fees	571,527
Custodian fees and expenses	90,667
Independent trustees' compensation	11,173
Registration fees	143,374
Audit	102,869
Legal	7,893
Miscellaneous	32,576
Total expenses before reductions	21,086,317
Expense reductions	(89,709)	20,996,608
Net investment income (loss)		(1,632,614)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(67,990,686)
Foreign currency transactions	(130,113)
Capital gain distributions from Fidelity Central Funds	2,348
Total net realized gain (loss)		(68,118,451)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,070,586)	599,814,907
Assets and liabilities in foreign currencies	8,706
Total change in net unrealized appreciation (depreciation)		599,823,613
Net gain (loss)		531,705,162
Net increase (decrease) in net assets resulting from operations		$ 530,072,548

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,632,614)	$ (1,615,838)
Net realized gain (loss)	(68,118,451)	(380,147,058)
Change in net unrealized appreciation (depreciation)	599,823,613	(520,495,049)
Net increase (decrease) in net assets resulting from operations	530,072,548	(902,257,945)
Distributions to shareholders from net realized gain	(7,505,742)	(9,810,627)
Share transactions - net increase (decrease)	66,867,381	156,926,288
Total increase (decrease) in net assets	589,434,187	(755,142,284)

Net Assets
Beginning of period	1,444,335,861	2,199,478,145
End of period (including undistributed net investment income of $439 and accumulated net investment loss of $623,362, respectively)	$ 2,033,770,048	$ 1,444,335,861

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Income from Investment Operations
Net investment income (loss) C	- J	.01	.02	.01	.01 G
Net realized and unrealized gain (loss)	3.93	(6.68)	2.40	1.72	2.14
Total from investment operations	3.93	(6.67)	2.42	1.73	2.15
Distributions from net realized gain	(.06)	(.08)	(1.54)	(.17)	(.06)
Net asset value, end of period	$ 14.17	$ 10.30	$ 17.05	$ 16.17	$ 14.61
Total Return A, B	38.17%	(39.30)%	15.02%	11.83%	17.21%
Ratios to Average Net Assets D, H
Expenses before reductions	1.18%	1.22%	1.14%	1.22%	1.32%
Expenses net of fee waivers, if any	1.18%	1.22%	1.14%	1.22%	1.25%
Expenses net of all reductions	1.17%	1.21%	1.13%	1.20%	1.18%
Net investment income (loss)	-% F	.04%	.12%	.07%	.04% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 790,594	$ 515,659	$ 722,244	$ 443,523	$ 189,864
Portfolio turnover rate E	60%	147% I	111%	151%	111%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Income from Investment Operations
Net investment income (loss) C	(.03)	(.03)	(.01)	(.01)	(.02) F
Net realized and unrealized gain (loss)	3.91	(6.64)	2.38	1.72	2.13
Total from investment operations	3.88	(6.67)	2.37	1.71	2.11
Distributions from net realized gain	(.03)	(.08)	(1.48)	(.17)	(.04)
Net asset value, end of period	$ 14.11	$ 10.26	$ 17.01	$ 16.12	$ 14.58
Total Return A, B	37.82%	(39.39)%	14.74%	11.71%	16.87%
Ratios to Average Net Assets D, G
Expenses before reductions	1.42%	1.43%	1.33%	1.37%	1.46%
Expenses net of fee waivers, if any	1.42%	1.43%	1.33%	1.37%	1.46%
Expenses net of all reductions	1.41%	1.42%	1.32%	1.34%	1.39%
Net investment income (loss)	(.23)%	(.18)%	(.06)%	(.08)%	(.16)%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 416,952	$ 311,520	$ 597,895	$ 606,383	$ 318,826
Portfolio turnover rate E	60%	147% H	111%	151%	111%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Income from Investment Operations
Net investment income (loss) C	(.09)	(.10)	(.11)	(.11)	(.09) F
Net realized and unrealized gain (loss)	3.83	(6.54)	2.35	1.71	2.13
Total from investment operations	3.74	(6.64)	2.24	1.60	2.04
Distributions from net realized gain	-	(.08)	(1.40)	(.14)	(.03)
Net asset value, end of period	$ 13.81	$ 10.07	$ 16.79	$ 15.95	$ 14.49
Total Return A, B	37.14%	(39.73)%	14.05%	11.02%	16.34%
Ratios to Average Net Assets D, G
Expenses before reductions	1.96%	1.99%	1.92%	2.01%	2.08%
Expenses net of fee waivers, if any	1.96%	1.99%	1.92%	2.00%	2.00%
Expenses net of all reductions	1.95%	1.98%	1.91%	1.98%	1.92%
Net investment income (loss)	(.78)%	(.74)%	(.65)%	(.71)%	(.70)%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,184	$ 57,954	$ 105,828	$ 92,932	$ 56,201
Portfolio turnover rate E	60%	147% H	111%	151%	111%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Income from Investment Operations
Net investment income (loss) C	(.09)	(.10)	(.11)	(.10)	(.09) F
Net realized and unrealized gain (loss)	3.83	(6.55)	2.36	1.71	2.12
Total from investment operations	3.74	(6.65)	2.25	1.61	2.03
Distributions from net realized gain	-	(.08)	(1.41)	(.14)	(.03)
Net asset value, end of period	$ 13.81	$ 10.07	$ 16.80	$ 15.96	$ 14.49
Total Return A, B	37.14%	(39.77)%	14.14%	11.09%	16.25%
Ratios to Average Net Assets D, G
Expenses before reductions	1.94%	1.98%	1.89%	1.96%	2.05%
Expenses net of fee waivers, if any	1.94%	1.98%	1.89%	1.96%	2.00%
Expenses net of all reductions	1.93%	1.97%	1.88%	1.94%	1.93%
Net investment income (loss)	(.76)%	(.73)%	(.62)%	(.67)%	(.70)%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,164	$ 156,528	$ 280,738	$ 215,143	$ 107,286
Portfolio turnover rate E	60%	147% H	111%	151%	111%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Income from Investment Operations
Net investment income (loss) B	.03	.04	.07	.05	.04 E
Net realized and unrealized gain (loss)	3.98	(6.72)	2.41	1.73	2.15
Total from investment operations	4.01	(6.68)	2.48	1.78	2.19
Distributions from net realized gain	(.09)	(.08)	(1.58)	(.17)	(.09)
Net asset value, end of period	$ 14.31	$ 10.39	$ 17.15	$ 16.25	$ 14.64
Total Return A	38.55%	(39.13)%	15.29%	12.15%	17.43%
Ratios to Average Net Assets C, F
Expenses before reductions	.95%	.97%	.89%	.96%	1.04%
Expenses net of fee waivers, if any	.95%	.97%	.89%	.96%	1.00%
Expenses net of all reductions	.94%	.96%	.88%	.94%	.93%
Net investment income (loss)	.23%	.28%	.38%	.33%	.29% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 535,875	$ 402,675	$ 492,774	$ 308,470	$ 136,879
Portfolio turnover rate D	60%	147% G	111%	151%	111%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 16, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds including the Fidelity Money Market Central Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, passive foreign investment companies (PFIC), foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 423,855,330
Gross unrealized depreciation	(108,373,378)
Net unrealized appreciation (depreciation)	$ 315,481,952

Tax Cost	$ 1,779,461,722

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,295,607
Capital loss carryforward	$ (460,958,600)
Net unrealized appreciation (depreciation)	$ 315,475,664

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 7,505,742	$ 654,042
Long-term Capital Gains	-	9,156,585
Total	$ 7,505,742	$ 9,810,627

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $899,773,523 and $1,011,749,737, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,537,526	$ 50,486
Class T	.25%	.25%	1,759,020	12,704
Class B	.75%	.25%	628,101	474,184
Class C	.75%	.25%	1,780,560	235,284
			$ 5,705,207	$ 772,658

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 185,828
Class T	35,614
Class B*	174,957
Class C*	19,419
$ 415,818

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 1,913,740.31
Class T	1,045,977.30
Class B	214,160.34
Class C	570,537.32
Institutional Class	1,432,641.33
	$ 5,177,055

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,019 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,830 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $89,517 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $192.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net realized gain
Class A	$ 3,433,148	$ 3,281,038
Class T	891,728	2,540,386
Class B	-	469,080
Class C	-	1,243,923
Institutional Class	3,180,866	2,276,200
Total	$ 7,505,742	$ 9,810,627

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	19,215,810	18,557,405	$ 233,659,025	$ 267,136,517
Issued in exchange for shares of Capital One Mid-Cap Equity Fund	-	3,880,198	$ -	$ 34,398,352
Reinvestment of distributions	223,572	201,758	3,181,436	3,142,674
Shares redeemed	(13,709,372)	(14,953,103)	(157,952,119)	(200,891,822)
Net increase (decrease)	5,730,010	7,686,258	$ 78,888,342	$ 103,785,721
Class T
Shares sold	8,131,833	8,214,261	$ 95,627,844	$ 115,421,159
Reinvestment of distributions	60,899	157,827	862,940	2,451,269
Shares redeemed	(9,011,115)	(13,148,619)	(103,753,178)	(181,330,780)
Net increase (decrease)	(818,383)	(4,776,531)	$ (7,262,394)	$ (63,458,352)
Class B
Shares sold	847,048	1,148,825	$ 9,895,192	$ 16,344,340
Reinvestment of distributions	-	28,723	-	440,199
Shares redeemed	(1,301,353)	(1,724,303)	(14,443,188)	(23,501,826)
Net increase (decrease)	(454,305)	(546,755)	$ (4,547,996)	$ (6,717,287)
Class C
Shares sold	3,739,668	4,298,119	$ 44,290,643	$ 59,645,555
Reinvestment of distributions	-	71,057	-	1,089,288
Shares redeemed	(3,556,959)	(5,543,829)	(39,382,758)	(69,824,386)
Net increase (decrease)	182,709	(1,174,653)	$ 4,907,885	$ (9,089,543)
Institutional Class
Shares sold	15,661,073	22,010,096	$ 194,556,042	$ 293,511,545
Reinvestment of distributions	187,444	132,644	2,691,703	2,080,444
Shares redeemed	(17,141,209)	(12,122,628)	(202,366,201)	(163,186,240)
Net increase (decrease)	(1,292,692)	10,020,112	$ (5,118,456)	$ 132,405,749

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Mid Cap Equity Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 3,880,198 shares of Class A of the Fund for 4,051,933 Class A shares and 98,152 Class B shares then outstanding (valued at $8.32 and $7.59, per share for Class A and Class B, respectively) of the Capital One Mid Cap Equity Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Mid Cap Equity Fund's net assets, including $57,811 of unrealized appreciation, were combined with the Fund's net assets of $1,217,046,098 for total net assets after the acquisition of $1,251,502,261.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and its financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 16, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-
present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	02/08/2010	02/05/2010	$-	$0.025
Class T	02/08/2010	02/05/2010	$-	$0.025
Class B	02/08/2010	02/05/2010	$-	$0.025
Class C	02/08/2010	02/05/2010	$-	$0.025

Class A, Class T designates 100% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Advisor Mid Cap II Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one-year period and the first quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Mid Cap II Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMP-UANN-0210
1.801439.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap II
Fund - Institutional Class

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	38.55%	5.07%	9.19%

A From August 12, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mid Cap II Fund - Institutional Class on August 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® MidCap 400 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market experienced one of its most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. As profits improved, investors' appetite for equities returned, despite weak consumer spending and rising unemployment rates. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. Within the S&P 500®, nine of the 10 major market segments registered double-digit increases during the period, led by the economically sensitive information technology, materials and consumer discretionary sectors. The technology-heavy Nasdaq Composite® Index rose 45.32%, the best return among all major U.S. equity indexes. Also during the period, the Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68%.

Comments from Thomas Allen, Portfolio Manager of Fidelity® Advisor Mid Cap II Fund: During the past year, the fund's Class A, Class T, Class B and Class C shares returned 38.17%, 37.82%, 37.14% and 37.14%, respectively (excluding sales charges), compared with 37.38% for the Standard & Poor's® MidCap 400 Index. Versus the mid-cap benchmark, an underweighting and solid stock picking in financials helped the most. Overweightings in pockets of health care and consumer discretionary also added value, although poor stock selection partially offset those benefits in the latter case. My picks in health care and industrials, as well as an underweighting in utilities, further contributed. Additionally, our foreign holdings and a weak dollar helped significantly. Video entertainment provider Netflix enjoyed rapid growth in its online movie business and was the top contributor relative to the index. Other key contributors were teen clothing retailer Aeropostale - which I sold - and health care software/services provider Cerner. Conversely, our cash position hurt in a rising market. An overweighting and weak picks in consumer staples further detracted, as did stock selection in energy and materials. Unrewarding trading and lowered financial guidance hurt our holdings in French video-game software publisher Ubisoft Entertainment. Other notable detractors were discount retailer Wal-Mart Stores and toy maker Hasbro. All the detractors I've mentioned were out-of-index holdings.

Comments from Thomas Allen, Portfolio Manager of Fidelity® Advisor Mid Cap II Fund: During the past year, the fund's Institutional Class shares returned 38.55%, compared with 37.38% for the Standard & Poor's® MidCap 400 Index. Versus the mid-cap benchmark, an underweighting and solid stock picking in financials helped the most. Overweightings in pockets of health care and consumer discretionary also added value, although poor stock selection partially offset those benefits in the latter case. My picks in health care and industrials, as well as an underweighting in utilities, further contributed. Additionally, our foreign holdings and a weak dollar helped significantly. Video entertainment provider Netflix enjoyed rapid growth in its online movie business and was the top contributor relative to the index. Other key contributors were teen clothing retailer Aeropostale - which I sold - and health care software/services provider Cerner. Conversely, our cash position hurt in a rising market. An overweighting and weak picks in consumer staples further detracted, as did stock selection in energy and materials. Unrewarding trading and lowered financial guidance hurt our holdings in French video-game software publisher Ubisoft Entertainment. Other notable detractors were discount retailer Wal-Mart Stores and toy maker Hasbro. All the detractors I've mentioned were out-of-index holdings.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	1.16%
Actual		$ 1,000.00	$ 1,209.20	$ 6.46
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.39%
Actual		$ 1,000.00	$ 1,208.50	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 7.07
Class B	1.96%
Actual		$ 1,000.00	$ 1,205.10	$ 10.89
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.96
Class C	1.93%
Actual		$ 1,000.00	$ 1,205.10	$ 10.73
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,211.80	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Netflix, Inc.	3.6	3.3
Cerner Corp.	3.4	3.2
Advance Auto Parts, Inc.	3.2	0.7
eBay, Inc.	3.2	3.0
Shanda Interactive Entertainment Ltd. sponsored ADR	2.7	3.1
Hasbro, Inc.	2.7	2.5
The Walt Disney Co.	2.6	2.4
Longtop Financial Technologies Ltd. ADR	2.2	1.6
Reinsurance Group of America, Inc.	2.2	2.0
PMC-Sierra, Inc.	1.6	0.8
	27.4
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.4	18.3
Information Technology	19.1	18.7
Health Care	16.0	18.4
Financials	9.0	9.0
Industrials	6.4	5.5
Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Stocks 88.7%		Stocks 91.8%
	Short-Term Investments and Net Other Assets 11.3%		Short-Term Investments and Net Other Assets 8.2%
* Foreign investments	25.3%	** Foreign investments	25.9%

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
CONSUMER DISCRETIONARY - 19.4%
Auto Components - 0.9%
Amerigon, Inc. (a)	83,098	$ 659,798
Autoliv, Inc.	30	1,301
Fuel Systems Solutions, Inc. (a)(c)	396,355	16,345,680
Gentex Corp.	20,533	366,514
Minth Group Ltd.	38,000	55,781
New Focus Auto Tech Holdings Ltd. (a)	939,910	214,280
		17,643,354
Automobiles - 0.3%
Geely Automobile Holdings Ltd.	12,445,000	6,792,117
Diversified Consumer Services - 0.6%
Bridgepoint Education, Inc. (c)	802,100	12,047,542
China Distance Education Holdings Ltd. ADR (a)	89,600	572,544
MegaStudy Co. Ltd.	1,778	364,421
		12,984,507
Hotels, Restaurants & Leisure - 1.3%
Interval Leisure Group, Inc. (a)	34,203	426,511
Jollibee Food Corp.	200	237
Kappa Create Co. Ltd.	165,350	3,595,466
Little Sheep Group Ltd.	1,776,000	983,281
McDonald's Corp.	57,500	3,590,300
Minor International PCL (For. Reg.)	464,420	156,889
Papa John's International, Inc. (a)	23,686	553,305
Shangri-La Asia Ltd.	228,000	427,160
Sonic Corp. (a)	188,528	1,898,477
Starbucks Corp. (a)	158,000	3,643,480
Starwood Hotels & Resorts Worldwide, Inc.	282,342	10,325,247
TAJ GVK Hotels & Resorts Ltd.	58,333	184,891
		25,785,244
Household Durables - 0.8%
Tupperware Brands Corp.	343,458	15,994,839
Internet & Catalog Retail - 3.6%
Netflix, Inc. (a)(c)	1,323,610	72,983,853
Leisure Equipment & Products - 2.7%
Hasbro, Inc.	1,687,839	54,112,118
Media - 2.8%
Cinemax India Ltd.	63,270	84,592
Den Networks Ltd.	866,431	3,669,403
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Entertainment Network (India) Ltd. (a)	23,177	$ 101,171
The Walt Disney Co.	1,648,563	53,166,157
		57,021,323
Multiline Retail - 0.0%
Golden Eagle Retail Group Ltd. (H Shares)	74,000	150,096
Specialty Retail - 6.0%
Advance Auto Parts, Inc.	1,621,306	65,630,467
Hot Topic, Inc. (a)	741,692	4,717,161
Inditex SA	213	13,231
Ross Stores, Inc.	460,454	19,665,990
Sally Beauty Holdings, Inc. (a)	2,573,796	19,689,539
SAZABY, Inc.	131,700	1,556,526
TJX Companies, Inc.	281,864	10,302,129
Tsutsumi Jewelry Co. Ltd.	21,000	423,519
		121,998,562
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co. (c)	46,412	1,811,924
Daphne International Holdings Ltd.	2,134,000	1,713,715
Shenzhou International Group Holdings Ltd.	2,646,000	3,445,597
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	55,224	1,505,958
		8,477,194
TOTAL CONSUMER DISCRETIONARY		393,943,207
CONSUMER STAPLES - 6.2%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	357,031	16,123,520
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	295,042	9,650,824
Daikokutenbussan Co. Ltd.	16,300	449,091
Heng Tai Consumables Group Ltd.	25,706,730	2,587,080
Kroger Co.	1,008,466	20,703,807
REI Six Ten Retail Ltd.	395	928
Sugi Holdings Co. Ltd.	150,200	3,301,557
Wal-Mart Stores, Inc.	562,100	30,044,245
		66,737,532
Food Products - 2.0%
Britannia Industries Ltd.	10,968	397,126
Campbell Soup Co.	100,014	3,380,473
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.	281,460	$ 6,487,653
REI Agro Ltd.	1,060	1,108
Toyo Suisan Kaisha Ltd.	737,000	17,003,907
Want Want China Holdings Ltd.	19,157,000	13,377,467
		40,647,734
Personal Products - 0.1%
Concern Kalina OJSC sponsored ADR	30,300	482,177
Hengan International Group Co. Ltd.	198,000	1,465,984
		1,948,161
TOTAL CONSUMER STAPLES		125,456,947
ENERGY - 5.4%
Energy Equipment & Services - 5.4%
BJ Services Co.	422,892	7,865,791
Dresser-Rand Group, Inc. (a)	650,800	20,571,788
Ensco International Ltd. ADR	552,901	22,082,866
Helix Energy Solutions Group, Inc. (a)	280,134	3,291,575
Helmerich & Payne, Inc.	120,950	4,823,486
Nabors Industries Ltd. (a)	1,340,467	29,342,823
Newpark Resources, Inc. (a)	1,364,335	5,771,137
Noble Corp.	37,500	1,526,250
Parker Drilling Co. (a)	1,848,861	9,151,862
Patterson-UTI Energy, Inc.	287,363	4,411,022
		108,838,600
Oil, Gas & Consumable Fuels - 0.0%
Plains Exploration & Production Co. (a)	35,200	973,632
TOTAL ENERGY		109,812,232
FINANCIALS - 9.0%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	163,191	6,335,075
Janus Capital Group, Inc.	764,951	10,288,591
Marusan Securities Co. Ltd.	787,800	4,304,742
W.P. Carey & Co. LLC	92,873	2,567,938
		23,496,346
Commercial Banks - 0.7%
Bank of Baroda	169,433	1,876,322
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
The Jammu & Kashmir Bank Ltd.	101	$ 1,263
Union Bank of India	2,248,477	12,797,569
		14,675,154
Diversified Financial Services - 0.1%
CRISIL Ltd.	24,430	2,339,590
Insurance - 6.0%
Admiral Group PLC	59,816	1,149,426
AFLAC, Inc.	7,400	342,250
Axis Capital Holdings Ltd.	300	8,523
CNinsure, Inc. ADR (c)	51,996	1,044,080
Lincoln National Corp.	105,433	2,623,173
Old Republic International Corp.	3,153,959	31,665,748
Presidential Life Corp.	214,241	1,960,305
Progressive Corp.	533,556	9,598,672
Protective Life Corp.	637,783	10,555,309
Reinsurance Group of America, Inc.	923,832	44,020,595
The Chubb Corp.	399,641	19,654,344
		122,622,425
Real Estate Management & Development - 1.0%
Allgreen Properties Ltd.	327,000	286,250
Cyrela Commercial Properties SA Empreendimentos e Participações	220	1,550
Goldcrest Co. Ltd.	147,400	4,129,523
Iguatemi Empresa de Shopping Centers SA	423,900	7,904,045
Indiabulls Real Estate Ltd. (a)	778,059	3,817,368
Kenedix, Inc. (a)	4,378	1,417,315
New World China Land Ltd.	4,265,400	1,611,983
Songbird Estates PLC Class B (a)	1,408	3,641
SPG Land (Holdings) Ltd.	283,000	169,140
		19,340,815
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	39	2,249
TOTAL FINANCIALS		182,476,579
HEALTH CARE - 16.0%
Biotechnology - 0.9%
3SBio, Inc. sponsored ADR (a)	152,999	2,094,556
Abcam PLC	111,300	1,722,327
AMAG Pharmaceuticals, Inc. (a)(c)	355,700	13,527,271
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dendreon Corp. (a)	100	$ 2,628
ImmunoGen, Inc. (a)	70,494	554,083
Sangamo Biosciences, Inc. (a)	53,268	315,347
		18,216,212
Health Care Equipment & Supplies - 3.8%
CareFusion Corp. (a)	3,800	95,038
Edwards Lifesciences Corp. (a)	224,659	19,511,634
Electro-Optical Sciences, Inc. (a)(c)	186,969	1,936,999
Kinetic Concepts, Inc. (a)	746,264	28,096,840
Masimo Corp. (a)	120,573	3,667,831
Meridian Bioscience, Inc.	36,300	782,265
Mingyuan Medicare Development Co. Ltd. (a)	27,960,000	4,770,453
Nobel Biocare Holding AG (Switzerland)	162,320	5,452,209
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,316,000	4,385,691
Steris Corp.	275,664	7,710,322
ThermoGenesis Corp. (a)	95,720	54,656
Vascular Solutions, Inc. (a)	21,668	181,795
		76,645,733
Health Care Providers & Services - 2.1%
Centene Corp. (a)	434,635	9,201,223
IPC The Hospitalist Co., Inc. (a)	107,868	3,586,611
Laboratory Corp. of America Holdings (a)	186,319	13,944,114
Medial Saude SA (a)	196,000	1,956,627
Message Co. Ltd. (c)	404	824,697
Quest Diagnostics, Inc.	90,504	5,464,632
ResCare, Inc. (a)	483,183	5,411,650
U.S. Physical Therapy, Inc. (a)	77,901	1,318,864
		41,708,418
Health Care Technology - 5.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,506,213	30,470,689
athenahealth, Inc. (a)	223,117	10,093,813
Cerner Corp. (a)(c)	833,754	68,734,680
Eclipsys Corp. (a)	580,525	10,751,323
Quality Systems, Inc.	9,738	611,449
		120,661,954
Life Sciences Tools & Services - 1.7%
Albany Molecular Research, Inc. (a)	100	908
Bio-Rad Laboratories, Inc. Class A (a)	23,112	2,229,384
Harvard Bioscience, Inc. (a)	468,762	1,673,480
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	435,731	$ 9,725,516
Thermo Fisher Scientific, Inc. (a)	459,344	21,906,115
		35,535,403
Pharmaceuticals - 1.6%
Ardea Biosciences, Inc. (a)	62,791	879,074
Aspen Pharmacare Holdings Ltd. (a)	536,200	5,325,819
Cadila Healthcare Ltd.	60,801	852,079
Cipla Ltd.	18,348	132,461
Endo Pharmaceuticals Holdings, Inc. (a)	968,920	19,872,549
Piramal Healthcare Ltd.	670,807	5,391,317
		32,453,299
TOTAL HEALTH CARE		325,221,019
INDUSTRIALS - 6.4%
Building Products - 0.2%
Asahi Glass Co. Ltd.	120,000	1,142,001
Blue Star Ltd.	294,864	2,463,236
		3,605,237
Commercial Services & Supplies - 0.3%
Cintas Corp.	174,326	4,541,192
R.R. Donnelley & Sons Co.	53,328	1,187,615
Taiwan Secom Co.	1,000	1,682
		5,730,489
Construction & Engineering - 1.3%
Fluor Corp.	104,200	4,693,168
Jacobs Engineering Group, Inc. (a)	370,404	13,930,894
MasTec, Inc. (a)	612,312	7,653,900
		26,277,962
Electrical Equipment - 0.9%
Cooper Industries PLC Class A	362,314	15,449,069
Fortune Electric Co. Ltd.	573,562	581,810
PowerSecure International, Inc. (a)	86,339	622,504
Vestas Wind Systems AS (a)	35,600	2,171,045
		18,824,428
Industrial Conglomerates - 0.3%
Max India Ltd. (a)	1,402,637	6,710,958
Machinery - 1.8%
AGCO Corp. (a)	965,997	31,240,343
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Bell Equipment Ltd. (a)	3,076	$ 3,985
EVA Precision Industrial Holdings Ltd.	2,752,000	473,655
K-Tron International, Inc. (a)	16,300	1,772,462
Nippon Thompson Co. Ltd.	335,000	1,666,777
Praj Industries Ltd. (a)	518,905	1,181,820
R. STAHL AG	12,440	288,161
Uzel Makina Sanayi AS (a)	101,200	26,379
		36,653,582
Professional Services - 1.4%
Corporate Executive Board Co.	97,854	2,233,028
Equifax, Inc.	80,500	2,486,645
JobStreet Corp. Bhd	661,900	272,570
Michael Page International PLC	1,826,914	11,187,277
Randstad Holdings NV (a)	244,020	12,192,358
Verisk Analytics, Inc.	34,100	1,032,548
		29,404,426
Road & Rail - 0.2%
CSX Corp.	77,866	3,775,722
TOTAL INDUSTRIALS		130,982,804
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.3%
Comtech Telecommunications Corp. (a)	131,705	4,616,260
Juniper Networks, Inc. (a)	798,824	21,304,636
MIC Electronics Ltd.	470,196	458,444
ZTE Corp. (H Shares)	62,920	386,830
		26,766,170
Computers & Peripherals - 1.6%
ASUSTeK Computer, Inc.	576,314	1,113,354
Gemalto NV (a)	714,454	31,196,866
Lenovo Group Ltd. ADR	2,700	33,345
		32,343,565
Electronic Equipment & Components - 0.9%
Digital China Holdings Ltd. (H Shares)	5,802,000	7,723,726
HLS Systems International Ltd. (a)	39,500	474,395
Ingenico SA	407,768	9,900,927
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Lumax International Corp. Ltd.	122,210	$ 236,092
Trimble Navigation Ltd. (a)	200	5,040
		18,340,180
Internet Software & Services - 4.3%
Constant Contact, Inc. (a)(c)	138,399	2,214,384
eBay, Inc. (a)	2,777,608	65,384,892
F@N Communications, Inc. (c)	76	99,238
INFO Edge India Ltd.	8,570	163,617
Internet Brands, Inc. Class A (a)	354	2,772
LoopNet, Inc. (a)	190	1,889
NHN Corp. (a)	15,943	2,625,094
Rediff.com India Ltd. sponsored ADR (a)	200	502
ValueClick, Inc. (a)	309,038	3,127,465
VeriSign, Inc. (a)	194,203	4,707,481
WebMD Health Corp. (a)(c)	214,160	8,243,018
		86,570,352
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	497,818	29,714,756
Datacash Group PLC	46,800	158,079
SAIC, Inc. (a)	252,037	4,773,581
		34,646,416
Semiconductors & Semiconductor Equipment - 2.9%
Aixtron AG	69,740	2,346,317
Cree, Inc. (a)	250	14,093
Kontron AG	708,979	8,089,628
PMC-Sierra, Inc. (a)	3,693,924	31,989,382
Richtek Technology Corp.	370,070	3,782,835
Siliconware Precision Industries Co. Ltd. sponsored ADR (c)	1,545,700	10,835,357
Veeco Instruments, Inc. (a)	49,571	1,637,826
		58,695,438
Software - 6.4%
DemandTec, Inc. (a)	19,569	171,620
Epicor Software Corp. (a)	195,015	1,486,014
Kingdee International Software Group Co. Ltd.	12,704,000	2,828,928
Longtop Financial Technologies Ltd. ADR (a)	1,224,800	45,342,096
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	1,041,545	54,795,682
Solera Holdings, Inc.	160,670	5,785,727
Ubisoft Entertainment SA (a)(c)	1,319,030	18,732,822
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
VanceInfo Technologies, Inc. ADR (a)	94,200	$ 1,809,582
Yedang Online Corp. (a)	52,957	333,798
		131,286,269
TOTAL INFORMATION TECHNOLOGY		388,648,390
MATERIALS - 5.6%
Chemicals - 0.9%
Asian Paints India Ltd.	133	5,150
FMC Corp.	118,473	6,606,054
Sensient Technologies Corp.	436,274	11,474,006
		18,085,210
Containers & Packaging - 0.2%
Ball Corp.	73,981	3,824,818
Metals & Mining - 4.5%
Africa Cellular Towers Ltd. (a)	800	68
Agnico-Eagle Mines Ltd. (Canada)	72,900	3,949,429
Barrick Gold Corp.	121,300	4,786,654
Centerra Gold, Inc. (a)(c)	119,700	1,230,438
Eldorado Gold Corp. (a)	1,972,300	28,008,105
Franco-Nevada Corp.	11,000	294,199
IAMGOLD Corp.	976,700	15,347,944
Kinross Gold Corp.	249,400	4,597,990
Lihir Gold Ltd.	1,007,644	2,968,781
Minefinders Corp. Ltd. (a)(c)	361,500	3,746,952
Newcrest Mining Ltd.	713,395	22,639,713
Yamana Gold, Inc.	436,533	4,985,862
		92,556,135
TOTAL MATERIALS		114,466,163
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
LG Dacom Corp.	29,820	466,579
Verizon Communications, Inc.	814,598	26,987,632
		27,454,211
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	235,130	2,586,430
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.1%
Sempra Energy	35,300	$ 1,976,094
TOTAL UTILITIES		4,562,524
TOTAL COMMON STOCKS (Cost $1,462,555,722)		1,803,024,076
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.16% (d)	232,369,446	232,369,446
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	59,550,152	59,550,152
TOTAL MONEY MARKET FUNDS (Cost $291,919,598)		291,919,598
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,754,475,320)		2,094,943,674
NET OTHER ASSETS - (3.0)%		(61,173,626)
NET ASSETS - 100%		$ 2,033,770,048
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 583,870
Fidelity Securities Lending Cash Central Fund	2,264,933
Total	$ 2,848,803
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 393,943,207	$ 374,484,498	$ 19,458,709	$ -
Consumer Staples	125,456,947	87,271,861	38,185,086	-
Energy	109,812,232	109,812,232	-	-
Financials	182,476,579	170,843,876	11,632,703	-
Health Care	325,221,019	315,240,178	9,980,841	-
Industrials	130,982,804	127,673,992	3,282,433	26,379
Information Technology	388,648,390	377,609,668	11,038,722	-
Materials	114,466,163	114,466,163	-	-
Telecommunication Services	27,454,211	26,987,632	-	466,579
Utilities	4,562,524	4,562,524	-	-
Money Market Funds	291,919,598	291,919,598	-	-
Total Investments in Securities:	$ 2,094,943,674	$ 2,000,872,222	$ 93,578,494	$ 492,958
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 43,718
Total Realized Gain (Loss)	(428,587)
Total Unrealized Gain (Loss)	424,838
Cost of Purchases	19,375
Proceeds of Sales	(42,674)
Amortization/Accretion	-
Transfers in/out of Level 3	476,288
Ending Balance	$ 492,958
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (9,878)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.7%
Cayman Islands	4.0%
China	3.4%
Canada	3.3%
Netherlands	2.6%
India	2.0%
Japan	2.0%
United Kingdom	1.7%
France	1.4%
Australia	1.1%
Others (individually less than 1%)	3.8%
100.0%
Income Tax Information

At December 31, 2009, the fund had a capital loss carryforward of approximately $460,958,600 of which $2,736,559, $2,177,080, $250,841,279 and $205,203,682 will expire on December 31, 2014, 2015, 2016 and 2017, respectively. The capital loss carryforward expiring December 31, 2014, 2015 and $17,936,642 of the capital loss carryforward expiring 2016 were acquired from CapitalOne Mid-Cap Equity Fund. Capital loss carryforwards are only available to offset future gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (including securities loaned of $57,930,323) - See accompanying schedule: Unaffiliated issuers (cost $1,462,555,722)	$ 1,803,024,076
Fidelity Central Funds (cost $291,919,598)	291,919,598
Total Investments (cost $1,754,475,320)		$ 2,094,943,674
Receivable for fund shares sold		5,151,481
Dividends receivable		1,581,544
Distributions receivable from Fidelity Central Funds		106,395
Prepaid expenses		8,143
Other receivables		84,064
Total assets		2,101,875,301

Liabilities
Payable for investments purchased	$ 98,085
Payable for fund shares redeemed	5,276,849
Accrued management fee	936,280
Distribution fees payable	577,021
Other affiliated payables	525,296
Other payables and accrued expenses	1,141,570
Collateral on securities loaned, at value	59,550,152
Total liabilities		68,105,253

Net Assets		$ 2,033,770,048
Net Assets consist of:
Paid in capital		$ 2,179,267,527
Undistributed net investment income		439
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(484,889,398)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		339,391,480
Net Assets		$ 2,033,770,048

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($790,594,348 ÷ 55,785,063 shares)	$ 14.17

Maximum offering price per share (100/94.25 of $14.17)	$ 15.03
Class T: Net Asset Value and redemption price per share ($416,952,452 ÷ 29,550,760 shares)	$ 14.11

Maximum offering price per share (100/96.50 of $14.11)	$ 14.62
Class B: Net Asset Value and offering price per share ($73,184,130 ÷ 5,301,262 shares)A	$ 13.81

Class C: Net Asset Value and offering price per share ($217,164,293 ÷ 15,722,143 shares)A	$ 13.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($535,874,825 ÷ 37,460,369 shares)	$ 14.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009

Investment Income
Dividends		$ 16,300,482
Interest		214,709
Income from Fidelity Central Funds (including $2,264,933 from security lending)		2,848,803
Total income		19,363,994

Expenses
Management fee	$ 9,243,976
Transfer agent fees	5,177,055
Distribution fees	5,705,207
Accounting and security lending fees	571,527
Custodian fees and expenses	90,667
Independent trustees' compensation	11,173
Registration fees	143,374
Audit	102,869
Legal	7,893
Miscellaneous	32,576
Total expenses before reductions	21,086,317
Expense reductions	(89,709)	20,996,608
Net investment income (loss)		(1,632,614)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(67,990,686)
Foreign currency transactions	(130,113)
Capital gain distributions from Fidelity Central Funds	2,348
Total net realized gain (loss)		(68,118,451)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,070,586)	599,814,907
Assets and liabilities in foreign currencies	8,706
Total change in net unrealized appreciation (depreciation)		599,823,613
Net gain (loss)		531,705,162
Net increase (decrease) in net assets resulting from operations		$ 530,072,548

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,632,614)	$ (1,615,838)
Net realized gain (loss)	(68,118,451)	(380,147,058)
Change in net unrealized appreciation (depreciation)	599,823,613	(520,495,049)
Net increase (decrease) in net assets resulting from operations	530,072,548	(902,257,945)
Distributions to shareholders from net realized gain	(7,505,742)	(9,810,627)
Share transactions - net increase (decrease)	66,867,381	156,926,288
Total increase (decrease) in net assets	589,434,187	(755,142,284)

Net Assets
Beginning of period	1,444,335,861	2,199,478,145
End of period (including undistributed net investment income of $439 and accumulated net investment loss of $623,362, respectively)	$ 2,033,770,048	$ 1,444,335,861

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Income from Investment Operations
Net investment income (loss) C	- J	.01	.02	.01	.01 G
Net realized and unrealized gain (loss)	3.93	(6.68)	2.40	1.72	2.14
Total from investment operations	3.93	(6.67)	2.42	1.73	2.15
Distributions from net realized gain	(.06)	(.08)	(1.54)	(.17)	(.06)
Net asset value, end of period	$ 14.17	$ 10.30	$ 17.05	$ 16.17	$ 14.61
Total Return A, B	38.17%	(39.30)%	15.02%	11.83%	17.21%
Ratios to Average Net Assets D, H
Expenses before reductions	1.18%	1.22%	1.14%	1.22%	1.32%
Expenses net of fee waivers, if any	1.18%	1.22%	1.14%	1.22%	1.25%
Expenses net of all reductions	1.17%	1.21%	1.13%	1.20%	1.18%
Net investment income (loss)	-% F	.04%	.12%	.07%	.04% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 790,594	$ 515,659	$ 722,244	$ 443,523	$ 189,864
Portfolio turnover rate E	60%	147% I	111%	151%	111%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Income from Investment Operations
Net investment income (loss) C	(.03)	(.03)	(.01)	(.01)	(.02) F
Net realized and unrealized gain (loss)	3.91	(6.64)	2.38	1.72	2.13
Total from investment operations	3.88	(6.67)	2.37	1.71	2.11
Distributions from net realized gain	(.03)	(.08)	(1.48)	(.17)	(.04)
Net asset value, end of period	$ 14.11	$ 10.26	$ 17.01	$ 16.12	$ 14.58
Total Return A, B	37.82%	(39.39)%	14.74%	11.71%	16.87%
Ratios to Average Net Assets D, G
Expenses before reductions	1.42%	1.43%	1.33%	1.37%	1.46%
Expenses net of fee waivers, if any	1.42%	1.43%	1.33%	1.37%	1.46%
Expenses net of all reductions	1.41%	1.42%	1.32%	1.34%	1.39%
Net investment income (loss)	(.23)%	(.18)%	(.06)%	(.08)%	(.16)%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 416,952	$ 311,520	$ 597,895	$ 606,383	$ 318,826
Portfolio turnover rate E	60%	147% H	111%	151%	111%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Income from Investment Operations
Net investment income (loss) C	(.09)	(.10)	(.11)	(.11)	(.09) F
Net realized and unrealized gain (loss)	3.83	(6.54)	2.35	1.71	2.13
Total from investment operations	3.74	(6.64)	2.24	1.60	2.04
Distributions from net realized gain	-	(.08)	(1.40)	(.14)	(.03)
Net asset value, end of period	$ 13.81	$ 10.07	$ 16.79	$ 15.95	$ 14.49
Total Return A, B	37.14%	(39.73)%	14.05%	11.02%	16.34%
Ratios to Average Net Assets D, G
Expenses before reductions	1.96%	1.99%	1.92%	2.01%	2.08%
Expenses net of fee waivers, if any	1.96%	1.99%	1.92%	2.00%	2.00%
Expenses net of all reductions	1.95%	1.98%	1.91%	1.98%	1.92%
Net investment income (loss)	(.78)%	(.74)%	(.65)%	(.71)%	(.70)%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,184	$ 57,954	$ 105,828	$ 92,932	$ 56,201
Portfolio turnover rate E	60%	147% H	111%	151%	111%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Income from Investment Operations
Net investment income (loss) C	(.09)	(.10)	(.11)	(.10)	(.09) F
Net realized and unrealized gain (loss)	3.83	(6.55)	2.36	1.71	2.12
Total from investment operations	3.74	(6.65)	2.25	1.61	2.03
Distributions from net realized gain	-	(.08)	(1.41)	(.14)	(.03)
Net asset value, end of period	$ 13.81	$ 10.07	$ 16.80	$ 15.96	$ 14.49
Total Return A, B	37.14%	(39.77)%	14.14%	11.09%	16.25%
Ratios to Average Net Assets D, G
Expenses before reductions	1.94%	1.98%	1.89%	1.96%	2.05%
Expenses net of fee waivers, if any	1.94%	1.98%	1.89%	1.96%	2.00%
Expenses net of all reductions	1.93%	1.97%	1.88%	1.94%	1.93%
Net investment income (loss)	(.76)%	(.73)%	(.62)%	(.67)%	(.70)%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,164	$ 156,528	$ 280,738	$ 215,143	$ 107,286
Portfolio turnover rate E	60%	147% H	111%	151%	111%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Income from Investment Operations
Net investment income (loss) B	.03	.04	.07	.05	.04 E
Net realized and unrealized gain (loss)	3.98	(6.72)	2.41	1.73	2.15
Total from investment operations	4.01	(6.68)	2.48	1.78	2.19
Distributions from net realized gain	(.09)	(.08)	(1.58)	(.17)	(.09)
Net asset value, end of period	$ 14.31	$ 10.39	$ 17.15	$ 16.25	$ 14.64
Total Return A	38.55%	(39.13)%	15.29%	12.15%	17.43%
Ratios to Average Net Assets C, F
Expenses before reductions	.95%	.97%	.89%	.96%	1.04%
Expenses net of fee waivers, if any	.95%	.97%	.89%	.96%	1.00%
Expenses net of all reductions	.94%	.96%	.88%	.94%	.93%
Net investment income (loss)	.23%	.28%	.38%	.33%	.29% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 535,875	$ 402,675	$ 492,774	$ 308,470	$ 136,879
Portfolio turnover rate D	60%	147% G	111%	151%	111%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

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3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 16, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

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3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds including the Fidelity Money Market Central Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, passive foreign investment companies (PFIC), foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 423,855,330
Gross unrealized depreciation	(108,373,378)
Net unrealized appreciation (depreciation)	$ 315,481,952

Tax Cost	$ 1,779,461,722

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,295,607
Capital loss carryforward	$ (460,958,600)
Net unrealized appreciation (depreciation)	$ 315,475,664

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 7,505,742	$ 654,042
Long-term Capital Gains	-	9,156,585
Total	$ 7,505,742	$ 9,810,627

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $899,773,523 and $1,011,749,737, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,537,526	$ 50,486
Class T	.25%	.25%	1,759,020	12,704
Class B	.75%	.25%	628,101	474,184
Class C	.75%	.25%	1,780,560	235,284
			$ 5,705,207	$ 772,658

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 185,828
Class T	35,614
Class B*	174,957
Class C*	19,419
$ 415,818

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 1,913,740.31
Class T	1,045,977.30
Class B	214,160.34
Class C	570,537.32
Institutional Class	1,432,641.33
	$ 5,177,055

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,019 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,830 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

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Notes to Financial Statements - continued

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $89,517 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $192.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net realized gain
Class A	$ 3,433,148	$ 3,281,038
Class T	891,728	2,540,386
Class B	-	469,080
Class C	-	1,243,923
Institutional Class	3,180,866	2,276,200
Total	$ 7,505,742	$ 9,810,627

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	19,215,810	18,557,405	$ 233,659,025	$ 267,136,517
Issued in exchange for shares of Capital One Mid-Cap Equity Fund	-	3,880,198	$ -	$ 34,398,352
Reinvestment of distributions	223,572	201,758	3,181,436	3,142,674
Shares redeemed	(13,709,372)	(14,953,103)	(157,952,119)	(200,891,822)
Net increase (decrease)	5,730,010	7,686,258	$ 78,888,342	$ 103,785,721
Class T
Shares sold	8,131,833	8,214,261	$ 95,627,844	$ 115,421,159
Reinvestment of distributions	60,899	157,827	862,940	2,451,269
Shares redeemed	(9,011,115)	(13,148,619)	(103,753,178)	(181,330,780)
Net increase (decrease)	(818,383)	(4,776,531)	$ (7,262,394)	$ (63,458,352)
Class B
Shares sold	847,048	1,148,825	$ 9,895,192	$ 16,344,340
Reinvestment of distributions	-	28,723	-	440,199
Shares redeemed	(1,301,353)	(1,724,303)	(14,443,188)	(23,501,826)
Net increase (decrease)	(454,305)	(546,755)	$ (4,547,996)	$ (6,717,287)
Class C
Shares sold	3,739,668	4,298,119	$ 44,290,643	$ 59,645,555
Reinvestment of distributions	-	71,057	-	1,089,288
Shares redeemed	(3,556,959)	(5,543,829)	(39,382,758)	(69,824,386)
Net increase (decrease)	182,709	(1,174,653)	$ 4,907,885	$ (9,089,543)
Institutional Class
Shares sold	15,661,073	22,010,096	$ 194,556,042	$ 293,511,545
Reinvestment of distributions	187,444	132,644	2,691,703	2,080,444
Shares redeemed	(17,141,209)	(12,122,628)	(202,366,201)	(163,186,240)
Net increase (decrease)	(1,292,692)	10,020,112	$ (5,118,456)	$ 132,405,749

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Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Mid Cap Equity Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 3,880,198 shares of Class A of the Fund for 4,051,933 Class A shares and 98,152 Class B shares then outstanding (valued at $8.32 and $7.59, per share for Class A and Class B, respectively) of the Capital One Mid Cap Equity Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Mid Cap Equity Fund's net assets, including $57,811 of unrealized appreciation, were combined with the Fund's net assets of $1,217,046,098 for total net assets after the acquisition of $1,251,502,261.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and its financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 16, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-
present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class I	02/08/2010	02/05/2010	$-	$0.025

Institutional Class designates 100% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Advisor Mid Cap II Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one-year period and the first quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Mid Cap II Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMPI-UANN-0210
1.801441.105

Item 2. Code of Ethics

As of the end of the period, December 31, 2009, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Mid Cap II Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$56,000	$-	$4,700	$-

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$56,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2009A	December 31, 2008A
Audit-Related Fees	$725,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$515,000	$225,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2009 A	December 31, 2008 A,B
Deloitte Entities	$1,245,000	$1,260,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 25, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 25, 2010